DEBT - Short-term loans (Details)												12 Months Ended
	Jan. 17, 2026 USD ($)	Jan. 07, 2026 USD ($)	Dec. 02, 2025 USD ($)	Nov. 05, 2025 USD ($)	Oct. 22, 2025 USD ($)	Jul. 09, 2025 USD ($)	Jun. 11, 2025 CNY (¥)	Oct. 25, 2024	Jun. 14, 2024 USD ($)	Aug. 24, 2023 USD ($)	Jun. 08, 2023 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2026 CNY (¥)	Jan. 17, 2026 CNY (¥)	Jan. 07, 2026 CNY (¥)	Jan. 02, 2026 USD ($)	Jan. 02, 2026 CNY (¥)	Dec. 25, 2025 USD ($)	Dec. 25, 2025 CNY (¥)	Dec. 05, 2025 USD ($)	Dec. 05, 2025 CNY (¥)	Dec. 02, 2025 CNY (¥)	Nov. 05, 2025 CNY (¥)	Oct. 25, 2025 USD ($)	Oct. 25, 2025 CNY (¥)	Oct. 22, 2025 CNY (¥)	Jul. 09, 2025 CNY (¥)	Jun. 11, 2025 USD ($)	Jun. 11, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)	Jan. 02, 2025 USD ($)	Jan. 02, 2025 CNY (¥)	Jun. 14, 2024 CNY (¥)	Aug. 24, 2023 CNY (¥)	Jun. 08, 2023 CNY (¥)	Jun. 02, 2023 USD ($)	Jun. 02, 2023 CNY (¥)
DEBT
Short-term loans												$ 6,229,342		$ 4,131,354
Repayments of debt												4,083,932		2,399,922		$ 7,110,005
Mr. Jie Xiao | Related party
DEBT
Debt amount																																								$ 1,378,037	¥ 10,000,000
China Construction Bank ("CCB")
DEBT
Short-term loans												1,156,857		1,650,888
Debt amount									$ 289,939		$ 289,939																					$ 289,939	¥ 2,000,000				¥ 2,000,000		¥ 2,000,000
Debt term							1 year		1 year		1 year
Effective interest rate									3.96%		3.86%																					3.96%	3.96%				3.96%		3.86%
Repayments of debt | ¥							¥ 2,000,000
Line of credit, maximum borrowing capacity										$ 1,159,756																												¥ 8,000,000
Repayment of line of credit												144,970	¥ 1,000,000	2,000,000	¥ 14,500,000
Proceeds from lines of credit												144,970	¥ 1,000,000	2,200,000	16,000,000
Basis points										0.40%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]										YSXT:PeoplesBankOfChinaMember
Effective interest rate										3.95%
Outstanding loan balance												1,156,857		1,099,673			¥ 7,980,000																	¥ 7,980,000
China CITIC Bank
DEBT
Short-term loans												1,448,246		1,378,037
Debt amount																						$ 724,848	¥ 5,000,000	$ 723,398	¥ 4,990,000										$ 1,449,696	¥ 10,000,000
Effective interest rate																						3.55%	3.55%												3.98%	3.98%
Repayments of debt														1,450	¥ 10,000
China CITIC Bank | Related party | Mr. Jie Xiao and Xinjiang YSX
DEBT
Maximum guarantee amount																						$ 1,449,696	¥ 10,000,000
China CITIC Bank | Mr. Jie Xiao | Related party
DEBT
Maximum guarantee amount																				$ 1,449,696	¥ 10,000,000
Bank of Guangzhou
DEBT
Short-term loans												1,159,756
Debt amount		$ 289,939				$ 869,817													¥ 2,000,000												¥ 6,000,000
Debt term		1 year				1 year
Effective interest rate		3.50%				3.50%													3.50%												3.50%
Bank of Guangzhou | Related party | Guangzhou, Guangzhou YSX and Mr. Jie Xiao
DEBT
Maximum guarantee amount		$ 1,159,756																	¥ 8,000,000
Xingye Bank
DEBT
Short-term loans												579,878
Debt amount			$ 579,878																							¥ 4,000,000
Debt term			1 year
Effective interest rate			3.00%																							3.00%
Bank of Communication
DEBT
Short-term loans												724,848		$ 1,102,429
Debt amount					$ 724,848																							$ 1,159,756	¥ 8,000,000	¥ 5,000,000
Debt term					1 year			1 year
Effective interest rate					3.20%																							3.20%	3.20%	3.20%
Dongguan Bank
DEBT
Short-term loans												724,848
Debt amount				$ 724,848																							¥ 5,000,000
Debt term				1 year
Effective interest rate				3.50%																							3.50%
Pingan Bank
DEBT
Short-term loans												$ 434,909
Debt amount	$ 434,909																	¥ 3,000,000
Debt term	1 year
Effective interest rate	4.00%																	4.00%